Fair Value of Financial Liabilities - Schedule of Changes in Fair Value of the Derivative Liabilities and Warrant Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant liabilities:
Loss (Gain) on fair value of embedded features			$ 203,000
Warrant liabilities:
Balance, beginning of period	$ 245,341
(Gain) loss on fair value of warrant liability	(20,942)	$ (98,394)	1,546,280
Reclassification of warrant liability to equity			1,952,000
Balance, end of period	224,399	245,341
Recurring
Warrant liabilities:
Balance, beginning of period	245,341	0
Balance, end of period	224,399	245,341	0
Level 3
Warrant liabilities:
Balance, beginning of period			127,000
Derivative liability on convertible notes payable			2,821,000
Loss (Gain) on fair value of embedded features			203,000
Extinguishment of derivative liability in connection with debt conversion			(3,151,000)
Level 3 | Recurring
Warrant liabilities:
Balance, beginning of period	245,341	0	85,260
Warrant liability		343,735	320,460
(Gain) loss on fair value of warrant liability	(20,942)	(98,394)	1,546,280
Reclassification of warrant liability to equity			(1,952,000)
Balance, end of period	$ 224,399	$ 245,341	$ 0